Equity-accounted investees - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 143,648	$ 206,689	$ 131,663	$ 254,086
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	8,608	64,074	$ 40,139
Group's share of cash and cash equivalents	4,304	32,037
Group's share of restricted cash	$ 0	$ 6,789